Debt Obligations Net - Summary of Outstanding Debt Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 25, 2019
Debt Instrument [Line Items]
Aggregate Facility Size	$ 377,000	$ 377,000	$ 316,000
Outstanding Debt	363,413	360,260	291,172
Amount Available	11,860	15,012	23,100
Carrying value	$ 359,757	$ 356,386	$ 287,104
Revolving Credit Facility #1 [Member]
Debt Instrument [Line Items]
Current Maturity Date	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2022
Aggregate Facility Size	$ 105,000	$ 105,000	$ 50,000
Outstanding Debt	92,432	92,895	28,190
Amount Available	10,841	10,377	20,082
Carrying value	$ 92,145	$ 92,522	$ 28,101
Interest Rate	4.31%	4.75%	6.22%
Revolving Credit Facility #2 [Member]
Debt Instrument [Line Items]
Current Maturity Date	Aug. 20, 2021	Aug. 20, 2021	Aug. 20, 2021
Aggregate Facility Size	$ 22,000	$ 22,000	$ 16,000
Outstanding Debt	20,981	17,365	12,982
Amount Available	1,019	4,635	3,018
Carrying value	$ 20,953	$ 17,303	$ 12,834
Interest Rate	4.31%	4.49%	5.61%
Term Loan [Member]
Debt Instrument [Line Items]
Current Maturity Date	Oct. 25, 2029	Oct. 25, 2029	Oct. 25, 2029
Aggregate Facility Size	$ 250,000	$ 250,000	$ 250,000	$ 250,000
Outstanding Debt	250,000	250,000	250,000
Carrying value	$ 246,659	$ 246,561	$ 246,169
Interest Rate	7.60%	7.86%	7.94%